Label	Element	Value
Risk/Return:	dglt_RiskReturn1Abstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 19, 2019
Registrant Name	dei_EntityRegistrantName	DELAWARE GROUP LIMITED-TERM GOVERNMENT FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000357059
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 19, 2019
Document Effective Date	dei_DocumentEffectiveDate	Jul. 19, 2019
Prospectus Date	rr_ProspectusDate	Jul. 19, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Delaware Tax-Exempt Income Fund
Risk/Return:	dglt_RiskReturn1Abstract
Risk/Return	rr_RiskReturnHeading	Delaware Tax-Exempt Income Fund
Objective	rr_ObjectiveHeading	What is the Fund’s investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware Tax-Exempt Income Fund seeks a high level of interest income that is exempt from federal income tax.
Expense	rr_ExpenseHeading	What are the Fund’s fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Funds® by Macquarie. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund commenced operations after the date of this Prospectus, there is no portfolio turnover information available.

Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Funds® by Macquarie.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities the income from which is exempt from federal income tax, including the federal alternative minimum tax. This is a fundamental investment policy that may not be changed without prior shareholder approval (80% policy). However, the Fund typically attempts to invest all of its assets in securities that pay interest that is exempt from federal income tax, but may invest up to 20% of its net assets in securities that pay interest that is subject to the federal alternative minimum tax. The Fund diversifies its assets among municipal bonds and securities of different states, municipalities, and US territories.

The Fund primarily invests in high quality municipal securities that are rated as, or, if unrated, are determined by the Fund’s investment manager, Delaware Management Company (Manager), to be, investment grade at the time of purchase. The Fund may invest in securities insured against default by independent insurance companies and revenue bonds.

To a lesser extent, the Fund may invest in high yield, below investment grade municipal bonds (commonly known as “high yield” or “junk bonds”). High yield bonds include those that are rated below Baa3 by Moody’s Investors Service, Inc. or below BBB- by Standard & Poor’s and unrated bonds that are determined by the Manager to be of equivalent quality. When making investment decisions, the Manager focuses on bonds that it believes can generate attractive and consistent income.

In selecting investments for the Fund, the Manager considers various factors, including: a security’s maturity, coupon, yield, credit quality, call protection and relative value and the outlook for interest rates and the economy. The Manager may sell a security for various reasons, including to replace it with a security that offers a higher yield or better value, respond to a deterioration in credit quality, or raise cash. The Manager generally considers any capital gains or losses that may be incurred upon the sale of an investment. In addition, the Manager considers the duration of the Fund’s portfolio when deciding whether to buy or sell a security.

The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions, but will typically have a dollar-weighted average effective maturity of between 3 and 10 years.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities the income from which is exempt from federal income tax, including the federal alternative minimum tax. This is a fundamental investment policy that may not be changed without prior shareholder approval (80% policy).
Risk	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. The Fund’s principal risks include:

Call risk — When interest rates fall, a callable bond issuer may “call” or repay the security before its stated maturity, and the Fund’s income may decline if it has to reinvest the proceeds at lower interest rates.

Credit risk — An issuer may become unable or unwilling to pay interest or principal when due. The prices of debt securities are affected by the issuer’s credit quality and, for insured securities, the quality of the insurer. A municipal issuer’s ability to pay interest and principal may be adversely affected by factors such as economic, political, regulatory, or legal developments; a credit rating downgrade; or other adverse news. Revenue bonds are subject to the risk that the revenues underpinning the bonds may decline or be insufficient to satisfy the bonds’ obligations.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Interest rate risk — In general, when interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase. Securities with longer maturities and durations are generally more sensitive to interest rate changes. The Fund typically purchases securities with longer maturities and durations and, therefore, has a high degree of interest rate risk. If interest rates decline, the Fund’s yield may decline and the rates paid on floating rate and variable rate securities will generally decline.

Liquidity risk — Certain investments, such as municipal securities and derivatives, may be difficult or impossible to sell at a favorable time or price, when, for example, the Fund requires liquidity to make redemptions. Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements. High yield securities tend to be less liquid.

Market risk — The prices of municipal securities may decline in response to certain events, such as general economic and market conditions, adverse political or regulatory developments, and interest rate fluctuations. Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

Municipal securities risk — Investments in municipal securities may be negatively affected by political, legal or judicial developments and by economic conditions that threaten the ability of municipalities to raise taxes or otherwise collect revenue.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Tax risk — The Fund may invest in securities that pay taxable interest and/or pay interest that is subject to the federal alternative minimum tax or effect transactions that produce taxable capital gains. Interest on municipal securities may also become subject to income tax due to an adverse legal change or other events.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware Tax-Exempt Income Fund performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

There is no performance information for the Fund because the Fund had not yet commenced operations as of the date of this Prospectus. Once available, you may obtain the Fund’s most recently available month-end performance by calling 800 423-4026 or by visiting our website at delawarefunds.com/performance.

Performance One Year or Less	rr_PerformanceOneYearOrLess	There is no performance information for the Fund because the Fund had not yet commenced operations as of the date of this Prospectus.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 423-4026
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	delawarefunds.com/performance
Delaware Tax-Exempt Income Fund | Class A
Risk/Return:	dglt_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FITAX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.14%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 651
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 813
Delaware Tax-Exempt Income Fund | Institutional Class
Risk/Return:	dglt_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FITDX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.14%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.64%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 65
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 205
Delaware Tax-Exempt Income Fund | Class R6
Risk/Return:	dglt_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FITEX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.11%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.61%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 62
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 195
Delaware Tax-Exempt Opportunities Fund
Risk/Return:	dglt_RiskReturn1Abstract
Risk/Return	rr_RiskReturnHeading	Delaware Tax-Exempt Opportunities Fund
Objective	rr_ObjectiveHeading	What is the Fund’s investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware Tax-Exempt Opportunities Fund seeks a high level of interest income that is exempt from federal income tax and, secondarily, total return.
Expense	rr_ExpenseHeading	What are the Fund’s fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Funds® by Macquarie. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund commenced operations after the date of this Prospectus, there is no portfolio turnover information available.

Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Funds® by Macquarie.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 3. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities the income from which is exempt from federal income tax, including the federal alternative minimum tax. This is a fundamental investment policy that may not be changed without prior shareholder approval (80% policy). However, the Fund typically attempts to invest all of its assets in securities that pay interest that is exempt from federal income tax, but may invest up to 20% of its net assets in securities that pay interest that is subject to the federal alternative minimum tax. The Fund diversifies its assets among municipal bonds and securities of different states, municipalities, and US territories.

The Fund primarily invests in high quality municipal securities that are rated as, or, if unrated, are determined by the Manager to be, investment grade at the time of purchase. The Fund may invest in securities insured against default by independent insurance companies and revenue bonds. The Fund also may invest in variable and floating rate securities, as well as interest rate swaps, futures and options on futures to hedge against interest rate changes and inverse floaters to produce income.

To a lesser extent, the Fund may invest in high yield, below investment grade municipal bonds (commonly known as “high yield” or “junk bonds”). High yield bonds include those that are rated below Baa3 by Moody’s Investors Service, Inc. or below BBB- by Standard and Poor’s and unrated bonds that are determined by the Manager to be of equivalent quality. When making investment decisions, the Manager focuses on bonds that it believes can generate attractive and consistent income.

In selecting investments for the Fund, the Manager considers various factors, including: a security’s maturity, coupon, yield, credit quality, call protection and relative value and the outlook for interest rates and the economy. The Manager may sell a security for various reasons, including to replace it with a security that offers a higher yield or better value, respond to a deterioration in credit quality, or raise cash. The Manager generally considers any capital gains or losses that may be incurred upon the sale of an investment. In addition, the Manager considers the duration of the Fund’s portfolio when deciding whether to buy or sell a security.

The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions, but will typically have a dollar-weighted average effective maturity of between 5 and 30 years.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities the income from which is exempt from federal income tax, including the federal alternative minimum tax. This is a fundamental investment policy that may not be changed without prior shareholder approval (80% policy).
Risk	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. The Fund’s principal risks include:

Call risk — When interest rates fall, a callable bond issuer may “call” or repay the security before its stated maturity, and the Fund’s income may decline if it has to reinvest the proceeds at lower interest rates.

Credit risk — An issuer may become unable or unwilling to pay interest or principal when due. The prices of debt securities are affected by the issuer’s credit quality and, for insured securities, the quality of the insurer. A municipal issuer’s ability to pay interest and principal may be adversely affected by factors such as economic, political, regulatory, or legal developments; a credit rating downgrade; or other adverse news. Revenue bonds are subject to the risk that the revenues underpinning the bonds may decline or be insufficient to satisfy the bonds’ obligations.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Interest rate risk — In general, when interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase. Securities with longer maturities and durations are generally more sensitive to interest rate changes. The Fund typically purchases securities with longer maturities and durations and, therefore, has a high degree of interest rate risk. If interest rates decline, the Fund’s yield may decline and the rates paid on floating rate and variable rate securities will generally decline.

Liquidity risk — Certain investments, such as municipal securities and derivatives, may be difficult or impossible to sell at a favorable time or price, when, for example, the Fund requires liquidity to make redemptions. Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements. High yield securities tend to be less liquid.

Market risk — The prices of municipal securities may decline in response to certain events, such as general economic and market conditions, adverse political or regulatory developments, and interest rate fluctuations. Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

Municipal securities risk — Investments in municipal securities may be negatively affected by political, legal or judicial developments and by economic conditions that threaten the ability of municipalities to collect taxes or otherwise collect revenue.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Tax risk — The Fund may invest in securities that pay taxable interest and/or pay interest that is subject to the federal alternative minimum tax or effect transactions that produce taxable capital gains. Interest on municipal securities may also become subject to income tax due to an adverse legal change or other events.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware Tax-Exempt Opportunities Fund performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

There is no performance information for the Fund because the Fund had not yet commenced operations as of the date of this Prospectus. Once available, you may obtain the Fund’s most recently available month-end performance by calling 800 423-4026 or by visiting our website at delawarefunds.com/performance.

Performance One Year or Less	rr_PerformanceOneYearOrLess	There is no performance information for the Fund because the Fund had not yet commenced operations as of the date of this Prospectus.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 423-4026
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	delawarefunds.com/performance
Delaware Tax-Exempt Opportunities Fund | Class A
Risk/Return:	dglt_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	EIITX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.18%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.98%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.96%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 667
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 865
Delaware Tax-Exempt Opportunities Fund | Institutional Class
Risk/Return:	dglt_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	EIIAX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.18%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.73%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.73%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 75
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 233
Delaware Tax-Exempt Opportunities Fund | Class R6
Risk/Return:	dglt_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	EIINX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.13%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.68%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.66%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 67
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 213
Delaware Tax-Free California II Fund
Risk/Return:	dglt_RiskReturn1Abstract
Risk/Return	rr_RiskReturnHeading	Delaware Tax-Free California II Fund
Objective	rr_ObjectiveHeading	What is the Fund’s investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware Tax-Free California II Fund seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of the state of California.
Expense	rr_ExpenseHeading	What are the Fund’s fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Funds® by Macquarie. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund commenced operations after the date of this Prospectus, there is no portfolio turnover information available.

Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Funds® by Macquarie.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 3. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities the income from which is exempt from federal income tax, including the federal alternative minimum tax, and from California state personal income taxes. This is a fundamental investment policy that may not be changed without prior shareholder approval (80% policy). However, the Fund typically attempts to invest all of its assets in securities that pay interest that is exempt from federal income tax and state income tax for individual residents of such state, but may invest up to 20% of its net assets in securities that pay interest that is subject to the federal alternative minimum tax. Such securities include obligations issued by municipalities and other authorities in California and US possessions and territories. In certain cases, dividends paid by the Fund may also be exempt from local personal income taxes.

The Fund primarily invests in high quality municipal securities that are rated as, or, if unrated, are determined by the Manager to be, investment grade at the time of purchase. The Fund may invest in securities insured against default by independent insurance companies and revenue bonds. The Fund may also invest in variable and floating rate securities, as well as interest rate swaps, futures and options on futures to hedge against interest rate changes and inverse floaters to produce income.

To a lesser extent, the Fund may invest in high yield, below investment grade municipal bonds (commonly known as “high yield” or “junk bonds”). High yield bonds include those that are rated below Baa3 by Moody’s Investors Service, Inc. or below BBB- by Standard & Poor’s and unrated bonds that are determined by the Manager to be of equivalent quality. When making investment decisions, the Manager focuses on bonds that it believes can generate attractive and consistent income.

In selecting investments for the Fund, the Manager considers various factors, including: a security’s maturity, coupon, yield, credit quality, call protection and relative value and the outlook for interest rates and the economy. The Manager may sell a security for various reasons, including to replace it with a security that offers a higher yield or better value, respond to a deterioration in credit quality, or raise cash. The Manager generally considers any capital gains or losses that may be incurred upon the sale of an investment. In addition, the Manager considers the duration of the Fund’s portfolio when deciding whether to buy or sell a security.

The Fund will generally have a dollar-weighted average effective maturity of between 5 and 30 years.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities the income from which is exempt from federal income tax, including the federal alternative minimum tax, and from California state personal income taxes. This is a fundamental investment policy that may not be changed without prior shareholder approval (80% policy).
Risk	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. The Fund’s principal risks include:

Call risk — When interest rates fall, a callable bond issuer may “call” or repay the security before its stated maturity, and the Fund’s income may decline if it has to reinvest the proceeds at lower interest rates.

Concentration risk — The Fund’s returns will be affected significantly by events that affect California's economy as well as legislative, political and judicial changes in the state. The Fund’s portfolio may be concentrated in a relatively small number of issuers.

Credit risk — An issuer may become unable or unwilling to pay interest or principal when due. The prices of debt securities are affected by the issuer’s credit quality and, for insured securities, the quality of the insurer. A municipal issuer’s ability to pay interest and principal may be adversely affected by factors such as economic, political, regulatory, or legal developments; a credit rating downgrade; or other adverse news. Revenue bonds are subject to the risk that the revenues underpinning the bonds may decline or be insufficient to satisfy the bonds’ obligations.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Interest rate risk — In general, when interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase. Securities with longer maturities and durations are generally more sensitive to interest rate changes. The Fund typically purchases securities with longer maturities and durations and, therefore, has a high degree of interest rate risk. If interest rates decline, the Fund’s yield may decline and the rates paid on floating rate and variable rate securities will generally decline.

Liquidity risk — Certain investments, such as municipal securities and derivatives, may be difficult or impossible to sell at a favorable time or price, when, for example, the Fund requires liquidity to make redemptions. Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements. High yield securities tend to be less liquid.

Market risk — The prices of municipal securities may decline in response to certain events, such as general economic and market conditions, adverse political or regulatory developments, and interest rate fluctuations. Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

Municipal securities risk — Investments in municipal securities may be negatively affected by political, legal or judicial developments and by economic conditions that threaten the ability of municipalities to collect taxes or otherwise collect revenue.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Tax risk — The Fund may invest in securities that pay taxable interest and/or pay interest that is subject to the federal alternative minimum tax or effect transactions that produce taxable capital gains. Interest on municipal securities may also become subject to income tax due to an adverse legal change or other events.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware Tax-Free California II Fund performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

There is no performance information for the Fund because the Fund had not yet commenced operations as of the date of this Prospectus. Once available, you may obtain the Fund’s most recently available month-end performance by calling 800 423-4026 or by visiting our website at delawarefunds.com/performance.

Performance One Year or Less	rr_PerformanceOneYearOrLess	There is no performance information for the Fund because the Fund had not yet commenced operations as of the date of this Prospectus.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 423-4026
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	delawarefunds.com/performance
Delaware Tax-Free California II Fund | Class A
Risk/Return:	dglt_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FICAX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.02%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.92%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 663
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 862
Delaware Tax-Free California II Fund | Institutional Class
Risk/Return:	dglt_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FICJX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.77%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.64%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 65
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 219
Delaware Tax-Free California II Fund | Class R6
Risk/Return:	dglt_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FICLX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.21%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.76%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 220
Delaware Tax-Free New Jersey Fund
Risk/Return:	dglt_RiskReturn1Abstract
Risk/Return	rr_RiskReturnHeading	Delaware Tax-Free New Jersey Fund
Objective	rr_ObjectiveHeading	What is the Fund’s investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware Tax-Free New Jersey Fund seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of the state of New Jersey.
Expense	rr_ExpenseHeading	What are the Fund’s fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Funds® by Macquarie. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund commenced operations after the date of this Prospectus, there is no portfolio turnover information available.

Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Funds® by Macquarie.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 3. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax, and any applicable state income tax for individual residents of the state of New Jersey (80% policy). However, the Fund typically attempts to invest all of its assets in securities that pay interest that is exempt from federal income tax and state income tax for individual residents of such state, but may invest up to 20% of its net assets in securities that pay interest that is subject to the federal alternative minimum tax. Such securities include obligations issued by municipalities and other authorities in New Jersey and US possessions and territories. In certain cases, dividends paid by the Fund may also be exempt from local personal income taxes.

The Fund primarily invests in high quality municipal securities that are rated as, or, if unrated, are determined by the Manager to be, investment grade at the time of purchase. The Fund may invest in securities insured against default by independent insurance companies and revenue bonds. The Fund may also invest in variable and floating rate securities, as well as interest rate swaps, futures and options on futures to hedge against interest rate changes and inverse floaters to produce income.

To a lesser extent, the Fund may invest in high yield, below investment grade municipal bonds (commonly known as “high yield” or “junk bonds”). High yield bonds include those that are rated below Baa3 by Moody’s Investors Service, Inc. or below BBB- by Standard & Poor’s and unrated bonds that are determined by the Manager to be of equivalent quality. When making investment decisions, the Manager focuses on bonds that it believes can generate attractive and consistent income.

In selecting investments for the Fund, the Manager considers various factors, including: a security’s maturity, coupon, yield, credit quality, call protection and relative value and the outlook for interest rates and the economy. The Manager may sell a security for various reasons, including to replace it with a security that offers a higher yield or better value, respond to a deterioration in credit quality, or raise cash. The Manager generally considers any capital gains or losses that may be incurred upon the sale of an investment. In addition, the Manager considers the duration of the Fund’s portfolio when deciding whether to buy or sell a security.

The Fund will generally have a dollar-weighted average effective maturity of between 5 and 30 years.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax, and any applicable state income tax for individual residents of the state of New Jersey (80% policy).
Risk	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. The Fund’s principal risks include:

Call risk — When interest rates fall, a callable bond issuer may “call” or repay the security before its stated maturity, and the Fund’s income may decline if it has to reinvest the proceeds at lower interest rates.

Concentration risk — The Fund’s returns will be affected significantly by events that affect New Jersey's economy as well as legislative, political and judicial changes in the state. The Fund’s portfolio may be concentrated in a relatively small number of issuers.

Credit risk — An issuer may become unable or unwilling to pay interest or principal when due. The prices of debt securities are affected by the issuer’s credit quality and, for insured securities, the quality of the insurer. A municipal issuer’s ability to pay interest and principal may be adversely affected by factors such as economic, political, regulatory, or legal developments; a credit rating downgrade; or other adverse news. Revenue bonds are subject to the risk that the revenues underpinning the bonds may decline or be insufficient to satisfy the bonds’ obligations.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Interest rate risk — In general, when interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase. Securities with longer maturities and durations are generally more sensitive to interest rate changes. The Fund typically purchases securities with longer maturities and durations and, therefore, has a high degree of interest rate risk. If interest rates decline, the Fund’s yield may decline and the rates paid on floating rate and variable rate securities will generally decline.

Liquidity risk — Certain investments, such as municipal securities and derivatives, may be difficult or impossible to sell at a favorable time or price, when, for example, the Fund requires liquidity to make redemptions. Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements. High yield securities tend to be less liquid.

Market risk — The prices of municipal securities may decline in response to certain events, such as general economic and market conditions, adverse political or regulatory developments, and interest rate fluctuations. Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

Municipal securities risk — Investments in municipal securities may be negatively affected by political, legal or judicial developments and by economic conditions that threaten the ability of municipalities to collect taxes or otherwise collect revenue.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Tax risk — The Fund may invest in securities that pay taxable interest and/or pay interest that is subject to the federal alternative minimum tax or effect transactions that produce taxable capital gains. Interest on municipal securities may also become subject to income tax due to an adverse legal change or other events.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware Tax-Free New Jersey Fund performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

There is no performance information for the Fund because the Fund had not yet commenced operations as of the date of this Prospectus. Once available, you may obtain the Fund’s most recently available month-end performance by calling 800 423-4026 or by visiting our website at delawarefunds.com/performance.

Performance One Year or Less	rr_PerformanceOneYearOrLess	There is no performance information for the Fund because the Fund had not yet commenced operations as of the date of this Prospectus.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 423-4026
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	delawarefunds.com/performance
Delaware Tax-Free New Jersey Fund | Class A
Risk/Return:	dglt_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FINJX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.02%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 662
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 858
Delaware Tax-Free New Jersey Fund | Institutional Class
Risk/Return:	dglt_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FINLX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.77%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 228
Delaware Tax-Free New Jersey Fund | Class R6
Risk/Return:	dglt_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FINNX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.24%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.79%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.67%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 68
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 228
Delaware Tax-Free New York II Fund
Risk/Return:	dglt_RiskReturn1Abstract
Risk/Return	rr_RiskReturnHeading	Delaware Tax-Free New York II Fund
Objective	rr_ObjectiveHeading	What is the Fund’s investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware Tax-Free New York II Fund seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of the state of New York.
Expense	rr_ExpenseHeading	What are the Fund’s fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Funds® by Macquarie. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund commenced operations after the date of this Prospectus, there is no portfolio turnover information available.

Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Funds® by Macquarie.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 3. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities the income from which is exempt from federal income tax, including the federal alternative minimum tax, and from New York state personal income taxes. This is a fundamental investment policy that may not be changed without prior shareholder approval (80% policy). However, the Fund typically attempts to invest all of its assets in securities that pay interest that is exempt from federal income tax and state income tax for individual residents of such state, but may invest up to 20% of its net assets in securities that pay interest that is subject to the federal alternative minimum tax. Such securities include obligations issued by municipalities and other authorities in New York and US possessions and territories. In certain cases, dividends paid by the Fund may also be exempt from local personal income taxes.

The Fund primarily invests in high quality municipal securities that are rated as, or, if unrated, are determined by the Manager to be, investment grade at the time of purchase. The Fund may invest in securities insured against default by independent insurance companies and revenue bonds. The Fund may also invest in variable and floating rate securities, as well as interest rate swaps, futures and options on futures to hedge against interest rate changes and inverse floaters to produce income.

To a lesser extent, the Fund may invest in high yield, below investment grade municipal bonds (commonly known as “high yield” or “junk bonds”). High yield bonds include those that are rated below Baa3 by Moody’s Investors Service, Inc. or below BBB- by Standard & Poor’s and unrated bonds that are determined by the Manager to be of equivalent quality. When making investment decisions, the Manager focuses on bonds that it believes can generate attractive and consistent income.

In selecting investments for the Fund, the Manager considers various factors, including: a security’s maturity, coupon, yield, credit quality, call protection and relative value and the outlook for interest rates and the economy. The Manager may sell a security for various reasons, including to replace it with a security that offers a higher yield or better value, respond to a deterioration in credit quality, or raise cash. The Manager generally considers any capital gains or losses that may be incurred upon the sale of an investment. In addition, the Manager considers the duration of the Fund’s portfolio when deciding whether to buy or sell a security.

The Fund will generally have a dollar-weighted average effective maturity of between 5 and 30 years.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities the income from which is exempt from federal income tax, including the federal alternative minimum tax, and from New York state personal income taxes. This is a fundamental investment policy that may not be changed without prior shareholder approval (80% policy).
Risk	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. The Fund’s principal risks include:

Call risk — When interest rates fall, a callable bond issuer may “call” or repay the security before its stated maturity, and the Fund’s income may decline if it has to reinvest the proceeds at lower interest rates.

Concentration risk — The Fund’s returns will be affected significantly by events that affect New York's economy as well as legislative, political and judicial changes in the state. The Fund’s portfolio may be concentrated in a relatively small number of issuers.

Credit risk — An issuer may become unable or unwilling to pay interest or principal when due. The prices of debt securities are affected by the issuer’s credit quality and, for insured securities, the quality of the insurer. A municipal issuer’s ability to pay interest and principal may be adversely affected by factors such as economic, political, regulatory, or legal developments; a credit rating downgrade; or other adverse news. Revenue bonds are subject to the risk that the revenues underpinning the bonds may decline or be insufficient to satisfy the bonds’ obligations.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Interest rate risk — In general, when interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase. Securities with longer maturities and durations are generally more sensitive to interest rate changes. The Fund typically purchases securities with longer maturities and durations and, therefore, has a high degree of interest rate risk. If interest rates decline, the Fund’s yield may decline and the rates paid on floating rate and variable rate securities will generally decline.

Liquidity risk — Certain investments, such as municipal securities and derivatives, may be difficult or impossible to sell at a favorable time or price, when, for example, the Fund requires liquidity to make redemptions. Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements. High yield securities tend to be less liquid.

Market risk — The prices of municipal securities may decline in response to certain events, such as general economic and market conditions, adverse political or regulatory developments, and interest rate fluctuations. Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

Municipal securities risk — Investments in municipal securities may be negatively affected by political, legal or judicial developments and by economic conditions that threaten the ability of municipalities to collect taxes or otherwise collect revenue.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Tax risk — The Fund may invest in securities that pay taxable interest and/or pay interest that is subject to the federal alternative minimum tax or effect transactions that produce taxable capital gains. Interest on municipal securities may also become subject to income tax due to an adverse legal change or other events.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware Tax-Free New York II Fund performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

There is no performance information for the Fund because the Fund had not yet commenced operations as of the date of this Prospectus. Once available, you may obtain the Fund’s most recently available month-end performance by calling 800 423-4026 or by visiting our website at delawarefunds.com/performance.

Performance One Year or Less	rr_PerformanceOneYearOrLess	There is no performance information for the Fund because the Fund had not yet commenced operations as of the date of this Prospectus.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 423-4026
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	delawarefunds.com/performance
Delaware Tax-Free New York II Fund | Class A
Risk/Return:	dglt_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FNYFX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.14%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.94%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 658
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 842
Delaware Tax-Free New York II Fund | Institutional Class
Risk/Return:	dglt_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FNYHX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.14%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.69%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 202
Delaware Tax-Free New York II Fund | Class R6
Risk/Return:	dglt_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FNYJX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.15%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.70%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.62%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 63
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 207
Delaware Tax-Free Oregon Fund
Risk/Return:	dglt_RiskReturn1Abstract
Risk/Return	rr_RiskReturnHeading	Delaware Tax-Free Oregon Fund
Objective	rr_ObjectiveHeading	What is the Fund’s investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware Tax-Free Oregon Fund seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of the state of Oregon.
Expense	rr_ExpenseHeading	What are the Fund’s fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Funds® by Macquarie. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund commenced operations after the date of this Prospectus, there is no portfolio turnover information available.

Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Funds® by Macquarie.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 3. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax, and any applicable state income tax for individual residents of the state of Oregon (80% policy). However, the Fund typically attempts to invest all of its assets in securities that pay interest that is exempt from federal income tax and state income tax for individual residents of such state, but may invest up to 20% of its net assets in securities that pay interest that is subject to the federal alternative minimum tax. Such securities include obligations issued by municipalities and other authorities in Oregon and US possessions and territories. In certain cases, dividends paid by the Fund may also be exempt from local personal income taxes.

The Fund primarily invests in high quality municipal securities that are rated as, or, if unrated, are determined by the Manager to be, investment grade at the time of purchase. The Fund may invest in securities insured against default by independent insurance companies and revenue bonds. The Fund may also invest in variable and floating rate securities, as well as interest rate swaps, futures and options on futures to hedge against interest rate changes and inverse floaters to produce income.

To a lesser extent, the Fund may invest in high yield, below investment grade municipal bonds (commonly known as “high yield” or “junk bonds”). High yield bonds include those that are rated below Baa3 by Moody’s Investors Service, Inc. or below BBB- by Standard & Poor’s and unrated bonds that are determined by the Manager to be of equivalent quality. When making investment decisions, the Manager focuses on bonds that it believes can generate attractive and consistent income.

In selecting investments for the Fund, the Manager considers various factors, including: a security’s maturity, coupon, yield, credit quality, call protection and relative value and the outlook for interest rates and the economy. The Manager may sell a security for various reasons, including to replace it with a security that offers a higher yield or better value, respond to a deterioration in credit quality, or raise cash. The Manager generally considers any capital gains or losses that may be incurred upon the sale of an investment. In addition, the Manager considers the duration of the Fund’s portfolio when deciding whether to buy or sell a security.

The Fund will generally have a dollar-weighted average effective maturity of between 5 and 30 years.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	Under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax, and any applicable state income tax for individual residents of the state of Oregon (80% policy).
Risk	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. The Fund’s principal risks include:

Call risk — When interest rates fall, a callable bond issuer may “call” or repay the security before its stated maturity, and the Fund’s income may decline if it has to reinvest the proceeds at lower interest rates.

Concentration risk — The Fund’s returns will be affected significantly by events that affect Oregon's economy as well as legislative, political and judicial changes in the state. The Fund’s portfolio may be concentrated in a relatively small number of issuers.

Credit risk — An issuer may become unable or unwilling to pay interest or principal when due. The prices of debt securities are affected by the issuer’s credit quality and, for insured securities, the quality of the insurer. A municipal issuer’s ability to pay interest and principal may be adversely affected by factors such as economic, political, regulatory, or legal developments; a credit rating downgrade; or other adverse news. Revenue bonds are subject to the risk that the revenues underpinning the bonds may decline or be insufficient to satisfy the bonds’ obligations.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Interest rate risk — In general, when interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase. Securities with longer maturities and durations are generally more sensitive to interest rate changes. The Fund typically purchases securities with longer maturities and durations and, therefore, has a high degree of interest rate risk. If interest rates decline, the Fund’s yield may decline and the rates paid on floating rate and variable rate securities will generally decline.

Liquidity risk — Certain investments, such as municipal securities and derivatives, may be difficult or impossible to sell at a favorable time or price, when, for example, the Fund requires liquidity to make redemptions. Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements. High yield securities tend to be less liquid.

Market risk — The prices of municipal securities may decline in response to certain events, such as general economic and market conditions, adverse political or regulatory developments, and interest rate fluctuations. Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

Municipal securities risk — Investments in municipal securities may be negatively affected by political, legal or judicial developments and by economic conditions that threaten the ability of municipalities to collect taxes or otherwise collect revenue.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Tax risk — The Fund may invest in securities that pay taxable interest and/or pay interest that is subject to the federal alternative minimum tax or effect transactions that produce taxable capital gains. Interest on municipal securities may also become subject to income tax due to an adverse legal change or other events.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware Tax-Free Oregon Fund performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

There is no performance information for the Fund because the Fund had not yet commenced operations as of the date of this Prospectus. Once available, you may obtain the Fund’s most recently available month-end performance by calling 800 423-4026 or by visiting our website at delawarefunds.com/performance.

Performance One Year or Less	rr_PerformanceOneYearOrLess	There is no performance information for the Fund because the Fund had not yet commenced operations as of the date of this Prospectus.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 423-4026
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	delawarefunds.com/performance
Delaware Tax-Free Oregon Fund | Class A
Risk/Return:	dglt_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FTORX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.02%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[6]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.91%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 663
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 860
Delaware Tax-Free Oregon Fund | Institutional Class
Risk/Return:	dglt_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FTOTX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.77%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[6]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.66%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 67
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 223
Delaware Tax-Free Oregon Fund | Class R6
Risk/Return:	dglt_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FTOUX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.80%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[6]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 70
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 233

[1]	The Fund's distributor, Delaware Distributors, L.P. (Distributor), has also contracted to limit the Class A shares' 12b-1 fees from July 19, 2019 through October 31, 2020, to no more than 0.15% of average daily net assets.
[2]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.96% and 0.66% of the Fund's average daily net assets for Class A shares and Class R6 shares, respectively, from July 19, 2019 through October 4, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[3]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.92%, 0.64% and 0.65% of the Fund's average daily net assets for Class A shares. Institutional Class shares and Class R6 shares, respectively, from July 19, 2019 through October 4, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[4]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.92%, 0.68% and 0.67% of the Fund's average daily net assets for Class A shares, Institutional Class shares and Class R6 shares, respectively, from July 19, 2019 through October 4, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[5]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.86%, 0.60% and 0.62% of the Fund's average daily net assets for Class A shares. Institutional Class shares and Class R6 shares, respectively, from July 19, 2019 through October 4, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[6]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.91%, 0.66% and 0.69% of the Fund's average daily net assets for Class A shares, Institutional Class shares and Class R6 shares, respectively, from July 19, 2019 through October 4, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.